Schedule of investments
Nomura Floating Rate Fund	October 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.73%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.034% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 249,991
Series 2017-1A ERR 144A 11.384% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	404,604

AGL CLO 3 Series 2020-3A ER 144A 9.155% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	938,789
AGL CLO 32 Series 2024-32A E 144A 9.62% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	451,091
AIMCO CLO 18 Series 2022-18A ER 144A 9.384% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	249,044
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.958% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	497,368
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.734% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,002,864
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.198% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	446,768
Ballyrock CLO 26 Series 2024-26A C1 144A 7.158% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	499,114
Barings CLO
Series 2024-2A E 144A 9.805% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	991,448
Series 2024-5A D2 144A 8.005% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,002,354

Bear Mountain Park CLO Series 2022-1A ER 144A 9.855% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	745,785
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.634% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	851,624
Carlyle US CLO Series 2021-11A ER 144A 10.358% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	446,479
Dryden CLO 85 Series 2020-85A ER2 144A 10.905% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	506,050
NQ- GA [1025] 1225 (5043116)    1

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Dryden CLO 109 Series 2022-109A ER 144A 9.255% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	$ 993,001
Elmwood CLO 17 Series 2022-4A ER 144A 9.582% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	447,467
GoldenTree Loan Management US CLO 20 Series 2024-20A E 144A 9.784% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	752,353
Invesco US CLO Series 2024-1RA ER 144A 11.305% (TSFR03M + 7.40%, Floor 7.40%) 4/15/37 #, •	1,000,000	997,496
KKR CLO 27 Series 27A ER2 144A 10.155% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	960,172
Lodi Park CLO Series 2024-1A D1 144A 6.87% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	750,088
Madison Park Funding XXXI Series 2018-31A ER 144A 10.26% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	990,406
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.244% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,504,534
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.605% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	216,621
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A D 144A 6.965% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	1,000,107
Neuberger Berman Loan Advisers CLO 57 Series 2024-57A D1 144A 6.765% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	999,515
Octagon Investment Partners 48 Series 2020-3A DAR2 144A 7.055% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	998,197
OHA Loan Funding Series 2016-1A D1R2 144A 6.934% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	599,684
Orion CLO Series 2023-2A D 144A 9.158% (TSFR03M + 5.30%, Floor 5.30%) 1/25/37 #, •	1,000,000	1,000,766
OZLM XIX Series 2017-19A CRR 144A 7.405% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	1,000,179
2    NQ- GA [1025] 1225 (5043116)

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)
Palmer Square CLO
Series 2024-2A D2 144A 8.234% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	$ 1,001,667
Series 2024-2A E 144A 9.584% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	994,692

Silver Point CLO 5 Series 2024-5A E 144A 10.284% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	899,613
Sound Point CLO Series 2025-1RA E 144A 11.784% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	496,618
Symphony CLO XXII Series 2020-22A DR 144A 7.184% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	997,570
TCW CLO Series 2024-2A E 144A 11.132% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	547,869
Venture CLO 49 Series 2024-49A E 144A 11.564% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	927,055
Verde CLO Series 2019-1A DRR 144A 7.105% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	998,377
Wellfleet CLO
Series 2022-1A D1R 144A 7.855% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	1,000,301
Series 2022-1A ER 144A 11.655% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	528,004
Total Collateralized Loan Obligations (cost $31,314,365)		30,885,725

Convertible Bond — 0.04%
Communication Services — 0.04%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =, π	263,017	283,220
Total Convertible Bond (cost $254,100)		283,220

Corporate Bonds — 3.97%
Communication Services — 1.34%
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	1,000,000	1,046,649
Digicel International Finance 144A 8.625% 8/1/32 #	1,000,000	996,436
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,074,246
Lindblad Expeditions 144A 7.00% 9/15/30 #	1,000,000	1,019,097
NQ- GA [1025] 1225 (5043116)    3

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,000,000	$ 1,027,208
Univision Communications 144A 9.375% 8/1/32 #	2,979,000	3,147,709
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	454,628
		8,765,973
Consumer Discretionary — 0.78%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	571,000	573,132
Garrett Motion Holdings 144A 7.75% 5/31/32 #	500,000	526,668
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	447,000	464,325
New Flyer Holdings 144A 9.25% 7/1/30 #	1,150,000	1,225,419
S&S Holdings 144A 8.375% 10/1/31 #	2,410,000	2,304,822
		5,094,366
Consumer Staples — 0.24%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,500,000	1,570,221
		1,570,221
Energy — 0.32%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	289,924
144A 6.25% 4/15/32 #	698,000	663,230

Nabors Industries 144A 9.125% 1/31/30 #	500,000	525,833
Transocean International 144A 7.875% 10/15/32 #	582,000	599,931
		2,078,918
Financials — 0.32%
Ardonagh Finco 144A 7.75% 2/15/31 #	1,000,000	1,046,892
Howden UK Refinance 144A 7.25% 2/15/31 #	1,000,000	1,031,594
		2,078,486
Healthcare — 0.32%
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,000,000	1,049,691
Global Medical Response 144A 7.375% 10/1/32 #	1,000,000	1,047,090
		2,096,781
Industrials — 0.49%
Bombardier 144A 8.75% 11/15/30 #	500,000	539,876
FTAI Aviation Investors 144A 7.00% 6/15/32 #	500,000	524,139
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	2,104,400
		3,168,415
4    NQ- GA [1025] 1225 (5043116)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.16%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	$ 513,758
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	556,961
		1,070,719
Total Corporate Bonds (cost $25,549,474)		25,923,879

Loan Agreements — 87.86%
Communication Services — 5.97%
ABG Intermediate Holdings 2 6.215% (SOFR01M + 2.25%) 2/13/32 •	2,870,575	2,870,934
Coral US Co-Borrower
Tranche B6 7.147% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,721,511
Tranche B-7 7.155% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,531,656

Digicel International Finance 9.234% (SOFR01M + 5.25%) 7/30/32 •	1,920,000	1,889,601
EOC Borrower Tranche B 6.965% (SOFR01M + 3.00%) 3/24/32 •	3,640,875	3,653,960
Midcontinent Communications 6.502% (SOFR01M + 2.50%) 8/16/31 •	3,390,750	3,394,988
Nexstar Media Tranche B-5 6.465% (SOFR01M + 2.50%) 6/28/32 •	1,920,188	1,924,302
Speedster Bidco Tranche B 7.24% (SOFR03M + 3.25%) 12/10/31 •	1,945,237	1,948,885
Sunrise HoldCo III 6.691% (SOFR06M + 2.50%) 2/15/32 •	2,875,000	2,872,404
Telenet Financing TBD 4/30/28 X	500,000	498,469
Univision Communications 1st Lien 8.252% (SOFR03M + 4.25%) 6/24/29 •	1,204,888	1,207,398
Virgin Media Bristol Tranche Y 7.052% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	2,802,269
Windstream Services 7.965% (SOFR01M + 4.00%) 10/6/32 •	6,685,000	6,630,684
		38,947,061
Consumer Discretionary — 10.05%
American Axle & Manufacturing Tranche C TBD 2/24/32 X	1,910,000	1,901,644
Boots Group Finco 7.705% (SOFR03M + 3.50%) 8/30/32 •	1,440,000	1,448,100
Caesars Entertainment Tranche B-1 6.215% (SOFR01M + 2.25%) 2/6/31 •	2,009,400	1,995,167
NQ- GA [1025] 1225 (5043116)    5

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)
Clarios Global 6.715% (SOFR01M + 2.75%) 1/28/32 •	4,806,000	$ 4,802,996
Fertitta Entertainment Tranche B 7.215% (SOFR01M + 3.25%) 1/27/29 •	3,012,196	3,012,510
Flutter Entertainment
Tranche B 5.752% (SOFR03M + 1.75%) 11/30/30 •	1,484,986	1,481,736
Tranche B 6.002% (SOFR03M + 2.00%) 6/4/32 •	1,441,387	1,435,982

Flynn Restaurant Group 7.715% (SOFR01M + 3.75%) 1/28/32 •	6,601,825	6,631,738
Gloves Buyer 7.965% (SOFR01M + 4.00%) 5/21/32 •	4,800,000	4,742,002
Hunter Douglas Holding Tranche B-1 7.252% (SOFR03M + 3.25%) 1/17/32 •	5,023,585	5,034,577
J&J Ventures Gaming 7.465% (SOFR01M + 3.50%) 4/26/30 •	7,651,550	7,594,163
Lernen Bidco Tranche B3 7.84% (SOFR03M + 3.50%) 10/27/31 •	957,600	959,396
Peer Holding III
Tranche B4 6.502% (SOFR03M + 2.50%) 10/26/30 •	1,348,821	1,353,879
Tranche B5 6.502% (SOFR03M + 2.50%) 7/1/31 •	1,404,388	1,410,313

Raising Canes Restaurants Tranche B TBD 10/25/32 X	955,000	955,000
Scientific Games Holdings 6.934% (SOFR03M + 3.00%) 4/4/29 •	2,900,924	2,871,311
Skechers U.S.A. Tranche B-1 7.308% (SOFR03M + 3.25%) 9/12/32 •	3,365,000	3,387,434
Speed Midco 3 Tranche B 6.288% (SOFR03M + 2.50%) 9/24/32 •	955,000	954,403
Staples 9.604% (SOFR03M + 5.75%) 9/4/29 •	4,187	3,929
Tenneco Tranche B 9.102% - 9.304% (SOFR03M + 5.10%) 11/17/28 •	1,940,000	1,913,325
Valvoline Tranche B TBD 3/19/32 X	965,000	968,418
Victra Holdings 7.752% (SOFR03M + 3.75%) 3/30/29 •	5,890,770	5,912,861
Voyager Parent 1st Lien Tranche B 8.752% (SOFR03M + 4.75%) 7/1/32 •	3,850,000	3,853,007
Wash Multifamily Parent Tranche B 7.215% (SOFR01M + 3.25%) 9/10/32 •	955,000	958,581
		65,582,472
Consumer Staples — 3.23%
Dechra Pharmaceuticals Holdings Tranche B1 7.447% (SOFR06M + 3.25%) 1/27/32 •	955,200	958,981
EG America Tranche B3 7.699% (SOFR03M + 3.50%) 2/7/28 •	1,915,200	1,927,170
Fiesta Purchaser 6.715% (SOFR01M + 2.75%) 2/12/31 •	5,757,299	5,742,393
6    NQ- GA [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Staples (continued)
Froneri International Tranche B6 6.372% (SOFR03M + 2.50%) 8/2/32 •	3,850,000	$ 3,850,801
Golden State Foods 8.002% (SOFR03M + 4.00%) 12/4/31 •	2,910,673	2,921,588
Nourish Buyer I 8.548% (SOFR01M + 4.50%) 7/8/32 •	1,920,000	1,920,000
United Natural Foods 8.715% (SOFR01M + 4.75%) 4/25/31 •	3,710,185	3,738,011
		21,058,944
Energy — 1.62%
Cogentrix Finance Holdco I 6.215% (SOFR01M + 2.25%) 2/26/32 •	2,723,684	2,737,728
Epic Crude Services Tranche B 6.34% (SOFR03M + 2.50%) 10/15/31 •	1,527,198	1,534,070
Hilcorp Energy I Tranche B 6.032% (SOFR01M + 2.00%) 2/11/30 •	1,501,602	1,505,982
Stakeholder Midstream 8.042% (SOFR06M + 4.00%) 1/1/31 •	4,795,000	4,783,012
		10,560,792
Financials — 13.28%
Acrisure Tranche B7 7.413% (SOFR03M + 3.25%) 6/20/32 •	2,882,775	2,893,585
Alera Group
7.215% (SOFR01M + 3.25%) 5/30/32 •	3,950,000	3,974,415
9.465% (SOFR01M + 5.50%) 5/20/33 •	2,000,000	2,061,000

Allspring Buyer 6.813% (SOFR03M + 2.75%) 11/1/30 •	1,432,800	1,437,875
AmWINS Group 6.252% (SOFR03M + 2.25%) 1/30/32 •	1,520,988	1,524,696
Amynta Agency Borrower 6.715% (SOFR01M + 2.75%) 12/29/31 •	2,877,528	2,884,362
Ardonagh Group Finco Tranche B 6.752% - 6.950% (SOFR03M + 2.75%) 2/15/31 •	3,264,842	3,255,319
Azorra Soar TLB Finance 6.788% (SOFR03M + 2.75%) 10/18/29 •	4,636,728	4,665,707
CFC Bidco 2022 7.735% (SOFR03M + 3.75%) 7/1/32 •	1,925,000	1,886,500
Chrysaor Bidco Tranche B1 TBD 7/17/31 X	1,896,068	1,903,178
CPI Holdco B Tranche B 5.965% (SOFR01M + 2.00%) 5/17/31 •	1,915,164	1,914,865
DG Investment Intermediate Holdings 2 9.465% (SOFR01M + 5.50%) 7/29/33 •	1,000,000	1,002,500
Dragon Buyer 6.752% (SOFR03M + 2.75%) 9/30/31 •	5,809,318	5,826,020
First Eagle Holdings 7.711% (SOFR03M + 3.50%) 8/16/32 •	4,128,397	4,120,656
NQ- GA [1025] 1225 (5043116)    7

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Focus Financial Partners Tranche B 6.715% (SOFR01M + 2.75%) 9/15/31 •	2,863,362	$ 2,872,534
Glatfelter 8.449% (SOFR03M + 4.25%) 11/4/31 •	7,292,124	6,904,730
HUB International 6.12% (SOFR03M + 2.25%) 6/20/30 •	1,429,646	1,435,529
Hyperion Refinance 6.715% (SOFR01M + 2.75%) 2/18/31 •	918,503	920,990
Ima Financial Group 6.965% (SOFR01M + 3.00%) 11/1/28 •	960,151	963,901
Jefferies Finance 6.798% (SOFR01M + 2.75%) 10/21/31 •	7,146,552	7,039,353
June Purchaser 6.752% (SOFR03M + 2.75%) 11/28/31 •	4,635,278	4,660,870
Nexus Buyer
7.965% (SOFR01M + 4.00%) 7/31/31 •	960,000	960,600
2nd Lien 9.715% (SOFR01M + 5.75%) 2/16/32 •	3,000,000	2,993,751

Opal Bidco SAS Tranche B4 TBD 4/28/32 X	4,345,000	4,358,600
Osttra Group 1st Lien 7.427% (SOFR03M + 3.50%) 10/8/32 •	4,825,000	4,852,642
OVG Business Services TBD 6/25/31 X	955,000	956,791
Starwood Property Mortgage 5.715% (SOFR01M + 1.75%) 11/18/27 •	2,872,800	2,876,391
Trucordia Insurance Holdings 7.215% (SOFR01M + 3.25%) 6/17/32 •	1,925,000	1,934,625
Truist Insurance Holdings Tranche B 6.752% (SOFR03M + 2.75%) 5/6/31 •	2,334,153	2,335,127
USI Tranche D 6.252% (SOFR03M + 2.25%) 11/21/29 •	1,270,069	1,272,450
		86,689,562
Healthcare — 8.69%
1261229 BC 10.215% (SOFR01M + 6.25%) 9/25/30 •	4,987,500	4,953,211
ADMI 9.715% (SOFR01M + 5.75%) 12/23/27 •	4,327,912	4,192,665
AthenaHealth Group 6.715% (SOFR01M + 2.75%) 2/15/29 •	3,482,061	3,472,485
Aveanna Healthcare 7.715% (SOFR01M + 3.75%) 9/17/32 •	1,910,000	1,918,058
DaVita Tranche B-2 5.715% (SOFR01M + 1.75%) 5/9/31 •	3,180,300	3,189,135
Electron Bidco 6.715% (SOFR01M + 2.75%) 11/1/28 •	2,345,758	2,358,116
Heartland Dental 7.715% (SOFR01M + 3.75%) 8/25/32 •	10,368,441	10,401,651
LifePoint Health Tranche B2 7.66% (SOFR03M + 3.50%) 5/16/31 •	2,905,705	2,908,248
Mamba Purchaser 6.752% (SOFR01M + 2.75%) 10/16/31 •	2,997,180	3,007,796
8    NQ- GA [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Performance Health Holdings 7.622% (SOFR06M + 3.75%) 3/19/32 •	2,882,775	$ 2,853,947
Raven Acquisition Holdings 6.965% (SOFR01M + 3.00%) 11/19/31 •	4,090,777	4,094,794
Southern Veterinary Partners 6.365% (SOFR03M + 2.50%) 12/4/31 •	1,912,500	1,913,173
Surgery Center Holdings 6.465% (SOFR01M + 2.50%) 12/19/30 •	3,212,850	3,224,677
US Fertility Enterprises
8.34% (SOFR03M + 4.50%) 10/10/31 •	148,385	148,941
Tranche B 8.502% (SOFR03M + 4.50%) 10/10/31 •	3,256,263	3,268,474

Zelis Payments Buyer 7.215% (SOFR01M + 3.25%) 11/26/31 •	4,858,287	4,821,175
		56,726,546
Industrials — 16.65%
AlixPartners 5.965% (SOFR01M + 2.00%) 8/12/32 •	1,725,000	1,720,149
Alliance Laundry Systems Tranche B 6.107% - 6.252% (SOFR01M + 2.25%) 8/19/31 •	2,679,976	2,686,676
Allied Universal Holdco 7.315% (SOFR01M + 3.35%) 8/20/32 •	960,000	964,554
Astro Acquisition 7.122% (SOFR03M + 3.25%) 8/30/32 •	1,918,000	1,934,782
Cimpress PLC Tranche B-1 6.465% (SOFR01M + 2.50%) 5/17/28 •	3,473,684	3,465,000
CPV Fairview Tranche B 6.465% (SOFR01M + 2.50%) 8/14/31 •	6,210,000	6,232,319
Dayforce Tranche B TBD 10/7/32 X	5,730,000	5,712,094
Gates Tranche B-5 5.715% (SOFR01M + 1.75%) 6/4/31 •	1,161,993	1,162,639
Genesee & Wyoming Tranche B 5.752% (SOFR03M + 1.75%) 4/10/31 •	1,450,350	1,447,429
GFL Environmental Services 6.671% (SOFR03M + 2.50%) 3/3/32 •	1,925,000	1,927,807
Goat Holdco Tranche B 6.715% (SOFR01M + 2.75%) 1/27/32 •	4,905,350	4,906,115
Grant Thornton Advisors 6.465% (SOFR01M + 2.50%) 6/2/31 •	1,321,692	1,319,488
Gryphon Acquire NewCo Tranche B 6.879% (SOFR01M + 3.00%) 9/13/32 •	4,810,000	4,839,062
HDI Aerospace Intermediate Holding III 7.687% (SOFR03M + 3.75%) 2/11/32 •	1,945,225	1,951,304
Husky Injection Molding Systems 7.590% - 7.916% (SOFR03M + 3.75%) 2/15/29 •	2,982,449	2,993,168
NQ- GA [1025] 1225 (5043116)    9

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Kaman
6.427% (SOFR03M + 2.50%) 2/26/32 •	31,741	$ 31,848
6.544% - 6.699% (SOFR03M + 2.50%) 2/26/32 •	3,504,751	3,516,579

Kodiak BP 7.752% (SOFR03M + 3.75%) 12/4/31 •	1,133,232	1,127,161
Lsf12 Crown US Commercial Bidco 7.484% (SOFR01M + 3.50%) 12/2/31 •	6,882,750	6,932,939
Mermaid Bidco Tranche B 7.151% (SOFR03M + 3.25%) 7/3/31 •	4,348,582	4,348,582
Pre-Paid Legal Services 1st Lien 7.215% (SOFR01M + 3.25%) 12/15/28 •	482,603	447,183
Prime Security Services Borrower Tranche B-2 TBD 3/7/32 X	1,910,000	1,901,942
Quartz AcquireCo Tranche B-2 6.252% (SOFR03M + 2.25%) 6/28/30 •	2,073,916	2,055,769
Radar Bidco Tranche B3 7.185% (SOFR03M + 3.25%) 4/4/31 •	4,293,759	4,331,330
Rockpoint Gas Storage Partners TBD 9/18/31 X	3,833,362	3,851,333
SPX Flow 6.715% (SOFR01M + 2.75%) 4/5/29 •	7,545,870	7,595,387
Stonepeak Nile Parent 6.162% (SOFR03M + 2.25%) 4/9/32 •	4,325,000	4,324,226
Summer (BC) Bidco B Tranche B 9.262% (SOFR03M + 5.26%) 2/15/29 •	2,392,884	2,292,682
SunSource Borrower 8.065% (SOFR01M + 4.10%) 3/25/31 •	3,931,360	3,927,059
TK Elevator Midco Tranche B 7.197% (SOFR03M + 3.00%) 4/30/30 •	1,915,387	1,929,155
Touchdown Acquirer Tranche B 6.949% (SOFR03M + 2.75%) 2/21/31 •	4,496,081	4,505,919
Transdigm Tranche M 6.502% (SOFR03M + 2.50%) 8/13/32 •	4,795,000	4,802,490
White Cap Supply Holdings Tranche C 7.215% (SOFR01M + 3.25%) 10/19/29 •	4,502,996	4,518,603
Windsor Holdings III Tranche B 6.727% (SOFR01M + 2.75%) 8/1/30 •	2,974,745	2,975,364
		108,678,137
Information Technology — 13.99%
Applied Systems 2nd Lien 8.502% (SOFR03M + 4.50%) 2/23/32 •	10,500,000	10,754,299
Asurion Tranche B-13 8.215% (SOFR01M + 4.25%) 9/19/30 •	3,840,375	3,831,373
BCPE Pequod Buyer 6.965% (SOFR01M + 3.00%) 11/25/31 •	3,216,362	3,228,089
10    NQ- GA [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)
Cloud Software Group Tranche B 7.252% (SOFR03M + 3.25%) 8/13/32 •	1,577,580	$ 1,579,183
Clover Holdings 2 7.829% (SOFR01M + 3.75%) 12/9/31 •	8,731,125	8,742,039
Commscope 8.715% (SOFR01M + 4.75%) 12/17/29 •	6,750,000	6,820,031
Cotiviti
6.734% (SOFR01M + 2.75%) 3/26/32 •	2,992,500	2,884,022
7.625% 5/1/31	5,750,000	5,663,750

Delta TopCo 6.740% - 6.750% (SOFR01M + 2.75%) 11/30/29 •	960,151	950,377
Disco Parent 7.484% (SOFR03M + 3.25%) 8/6/32 •	720,000	724,500
Ellucian Holding 2nd Lien 8.715% (SOFR01M + 4.75%) 11/15/32 •	2,000,000	2,028,334
First Advantage Holdings Tranche B 6.715% (SOFR01M + 2.75%) 10/31/31 •	1,390,962	1,352,710
Genesys Cloud Services Holdings II 6.465% (SOFR01M + 2.50%) 1/30/32 •	1,910,563	1,892,651
Icon Parent I
6.753% (SOFR03M + 2.75%) 11/13/31 •	2,980,000	2,981,064
9.205% (SOFR06M + 5.00%) 11/12/32 •	2,250,000	2,261,250

IGT Holding IV AB Tranche B7 6.951% (SOFR03M + 3.00%) 9/1/31 •	1,920,000	1,929,600
Indicor Tranche D 6.752% (SOFR03M + 2.75%) 11/22/29 •	5,097,719	5,119,492
ION Platform Finance US 7.685% (SOFR03M + 3.75%) 9/30/32 •	5,730,000	5,626,144
Kaseya
7.215% (SOFR01M + 3.25%) 3/20/32 •	960,175	961,042
8.965% (SOFR01M + 5.00%) 3/5/33 •	1,925,000	1,909,359

Knowbe4 7.59% (SOFR03M + 3.75%) 7/21/32 •	960,000	961,200
Proofpoint 6.965% (SOFR01M + 3.00%) 8/31/28 •	1,190,932	1,196,845
RealPage 7.752% (SOFR03M + 3.75%) 4/24/28 •	955,200	959,140
Rocket Software 7.715% (SOFR01M + 3.75%) 11/28/28 •	478,800	477,304
Sanmina Tranche B TBD 10/27/32 X	2,875,000	2,881,291
Team Blue Finco 7.505% (SOFR03M + 3.25%) 7/12/32 •	2,872,800	2,871,904
UKG Tranche B 6.338% (SOFR03M + 2.50%) 2/10/31 •	3,025,000	3,028,095
Viavi Solutions Tranche B 6.394% (SOFR03M + 2.50%) 10/15/32 •	4,810,000	4,823,025
Xplor T1 TBD 6/24/32 X	2,860,000	2,863,575
		91,301,688
NQ- GA [1025] 1225 (5043116)    11

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials — 9.46%
A-Ap Buyer 6.752% (SOFR03M + 2.75%) 9/9/31 •	3,336,641	$ 3,340,812
Ahlstrom Holding 3 Oy Tranche B1 TBD 5/22/30 X	3,845,363	3,859,783
Arsenal Aic Parent Tranche B 6.715% (SOFR01M + 2.75%) 8/18/30 •	1,659,770	1,665,994
Bakelite US Holdco 7.752% (SOFR03M + 3.75%) 12/23/31 •	6,203,125	6,001,523
Clydesdale Acquisition Holdings
Tranche B 7.14% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,110,276
Tranche B 7.215% (SOFR01M + 3.25%) 4/1/32 •	5,552,325	5,546,773

Derby Buyer 7.048% (SOFR01M + 3.00%) 11/1/30 •	3,826,919	3,827,715
Form Technologies 9.62% (SOFR03M + 5.75%) 7/19/30 •	5,735,625	5,104,706
Green Infrastructure Partners 6.753% (SOFR03M + 2.75%) 9/24/32 •	5,730,000	5,737,163
Ineos Quattro Holdings UK Tranche B 8.215% (SOFR01M + 4.25%) 10/7/31 •	4,766,050	3,888,801
Ineos US Finance 6.965% (SOFR01M + 3.00%) 2/7/31 •	1,910,526	1,627,768
Johnstone Supply Tranche B 6.502% (SOFR01M + 2.50%) 6/9/31 •	950,400	952,352
Minerals Technologies Tranche B 5.968% (SOFR01M + 2.00%) 11/21/31 •	1,646,916	1,650,004
Olympus Water US Holding Tranche B-6 7.002% (SOFR03M + 3.00%) 6/20/31 •	4,495,864	4,458,935
Plastipak Packaging Tranche B 6.465% (SOFR01M + 2.50%) 9/10/32 •	1,430,000	1,433,278
Quikrete Holdings Tranche B-3 6.215% (SOFR01M + 2.25%) 2/10/32 •	2,870,575	2,876,554
SCIL USA Holdings Tranche B TBD 10/8/32 X	1,910,000	1,902,838
Sparta US HoldCo 6.984% (SOFR01M + 3.00%) 8/2/30 •	482,481	466,800
TricorBraun 7.215% (SOFR01M + 3.25%) 3/3/31 •	957,507	953,706
Usalco 7.465% (SOFR01M + 3.50%) 9/30/31 •	2,822,595	2,829,652
Zekelman Industries 6.265% (SOFR01M + 2.25%) 1/24/31 •	1,461,690	1,465,954
		61,701,387
Utilities — 4.92%
Alpha Generation Tranche B 5.965% (SOFR01M + 2.00%) 9/30/31 •	4,341,150	4,350,375
Calpine Tranche B-10 5.715% (SOFR01M + 1.75%) 1/31/31 •	1,444,043	1,444,748
Hamilton Projects Acquiror 6.465% (SOFR01M + 2.50%) 5/30/31 •	9,222,376	9,278,098
Lightning Power Tranche B 6.252% (SOFR03M + 2.25%) 8/18/31 •	2,821,798	2,837,670
12    NQ- GA [1025] 1225 (5043116)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)
MRP Buyer
7.252% (SOFR03M + 3.25%) 5/24/32 •	5,985,968	$ 5,894,310
7.252% (SOFR03M + 3.25%) 6/4/32 •	457,588	450,581

NGL Energy Operating 7.465% (SOFR01M + 3.50%) 2/3/31 •	4,505,632	4,516,897
Stonepeak Bayou Holdings 6.735% (SOFR01M + 2.75%) 10/1/32 •	1,920,000	1,728,000
TerraForm Power Operating 6.002% (SOFR03M + 2.00%) 5/21/29 •	1,620,530	1,622,556
		32,123,235
Total Loan Agreements (cost $573,421,494)		573,369,824
	Number of shares
Common Stock♣ — 0.02%
Consumer Discretionary — 0.02%
Studio City International Holdings †, π	29,695	111,356
Total Common Stock♣ (cost $89,260)		111,356

Exchange-Traded Fund — 0.80%
Invesco Senior Loan ETF	250,000	5,225,000
Total Exchange-Traded Fund (cost $5,270,313)		5,225,000

Short-Term Investments — 3.71%
Money Market Mutual Funds — 3.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	6,050,000	6,050,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	6,050,000	6,050,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	6,050,000	6,050,000
NQ- GA [1025] 1225 (5043116)    13

Schedule of investments
Nomura Floating Rate Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	6,050,000	$ 6,050,000
Total Short-Term Investments (cost $24,200,000)		24,200,000
Total Value of Securities—101.13% (cost $660,099,006)		659,999,004

Liabilities Net of Receivables and Other Assets—(1.13%)		(7,368,255)
Net Assets Applicable to 82,580,153 Shares Outstanding—100.00%		$652,630,749
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $56,809,604, which represents 8.70% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At October 31, 2025, the aggregate value of restricted securities was $394,576, which represented 0.06% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
14    NQ- GA [1025] 1225 (5043116)

X	This loan will settle after October 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	2/7/22	$254,100	$283,220
Studio City International Holdings	2/7/22	89,260	111,356
Total		$343,360	$394,576
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Chrysaor Bidco TBD 10/30/31 X	$134,281	$134,533	$134,281	$252
Clydesdale Acquisition Holdings TBD 4/1/32 X	94,343	94,249	94,343	(94)
First Eagle Holdings TBD 8/16/32 X	704,848	703,527	699,697	3,830
June Purchaser TBD 11/28/31 X	776,429	780,715	775,791	4,924
Jupiter Buyer TBD 11/1/31 X	202,241	204,043	201,345	2,698
Kaman TBD 2/26/32 X	299,645	300,656	299,299	1,357
MRP Buyer TBD 6/4/32 X	301,444	296,829	295,697	1,132
Raven Acquisition Holdings TBD 11/19/31 X	293,667	293,955	292,375	1,580
Usalco TBD 9/30/31 X	293,007	293,739	293,007	732
Total	$3,099,905	$3,102,246	$3,085,835	$16,411
Summary of abbreviations:
CLO – Collateralized Loan Obligation
CPI – Consumer Price Index
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
NQ- GA [1025] 1225 (5043116)    15

Schedule of investments
Nomura Floating Rate Fund
Summary of abbreviations: (continued)
USD – US Dollar
16    NQ- GA [1025] 1225 (5043116)